Income Taxes - Deferred Taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 353,769	¥ 308,102
Deferred tax liabilities	(542,852)	(710,147)
Net deferred tax liabilities	(189,083)	(402,045)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(402,045)	(632,465)
Recognized in profit or (loss)	141,888	343,900
Recognized in other comprehensive income	34,291	15,653
Other	36,783	(129,133)
Net deferred tax liabilities, as of end of year	(189,083)	(402,045)
Research and development expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	35,461	33,175
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	33,175	29,856
Recognized in profit or (loss)	1,837	1,403
Recognized in other comprehensive income	0	0
Other	449	1,916
Net deferred tax liabilities, as of end of year	35,461	33,175
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	90,729	42,557
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	42,557	18,187
Recognized in profit or (loss)	35,228	31,156
Recognized in other comprehensive income	0	0
Other	12,944	(6,786)
Net deferred tax liabilities, as of end of year	90,729	42,557
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(80,344)	(82,527)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(82,527)	(90,326)
Recognized in profit or (loss)	5,612	12,857
Recognized in other comprehensive income	0	0
Other	(3,429)	(5,058)
Net deferred tax liabilities, as of end of year	(80,344)	(82,527)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(561,950)	(699,850)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(699,850)	(812,445)
Recognized in profit or (loss)	113,219	234,184
Recognized in other comprehensive income	0	0
Other	24,681	(121,589)
Net deferred tax liabilities, as of end of year	(561,950)	(699,850)
Financial assets measured at FVTOCI
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(23,766)	(19,417)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(19,417)	(29,282)
Recognized in profit or (loss)	506	(1,754)
Recognized in other comprehensive income	(17,498)	3,210
Other	12,643	8,409
Net deferred tax liabilities, as of end of year	(23,766)	(19,417)
Accrued expenses and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	139,239	135,920
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	135,920	99,456
Recognized in profit or (loss)	8,822	29,056
Recognized in other comprehensive income	0	0
Other	(5,503)	7,408
Net deferred tax liabilities, as of end of year	139,239	135,920
Defined benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	19,270	23,084
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	23,084	16,448
Recognized in profit or (loss)	(6,322)	1,679
Recognized in other comprehensive income	2,719	749
Other	(211)	4,208
Net deferred tax liabilities, as of end of year	19,270	23,084
Deferred income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	20,970	14,713
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	14,713	17,483
Recognized in profit or (loss)	6,191	(2,862)
Recognized in other comprehensive income	0	0
Other	66	92
Net deferred tax liabilities, as of end of year	20,970	14,713
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	150,951	124,891
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	124,891	123,698
Recognized in profit or (loss)	2,690	(8,892)
Recognized in other comprehensive income	25,066	0
Other	(1,696)	10,085
Net deferred tax liabilities, as of end of year	150,951	124,891
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	62,389	82,124
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	82,124	73,678
Recognized in profit or (loss)	(18,504)	10,413
Recognized in other comprehensive income	0	0
Other	(1,231)	(1,967)
Net deferred tax liabilities, as of end of year	62,389	82,124
Investments in subsidiaries and associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(69,151)	(62,859)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(62,859)	(73,535)
Recognized in profit or (loss)	(6,027)	8,979
Recognized in other comprehensive income	0	0
Other	(265)	1,697
Net deferred tax liabilities, as of end of year	(69,151)	(62,859)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	27,119	6,144
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	6,144	(5,683)
Recognized in profit or (loss)	(1,364)	27,681
Recognized in other comprehensive income	24,004	11,694
Other	(1,665)	(27,548)
Net deferred tax liabilities, as of end of year	¥ 27,119	¥ 6,144